Contract Liabilities	12 Months Ended
Dec. 31, 2023
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

9.      CONTRACT LIABILITIES

Contract liabilities primarily represented 1) cloud mining service fees prepaid by customers for which the relevant services have not been provided; 2) prepayment from customer for sales of mining equipment for which the equipment has not been delivered. The contract liabilities will be recognized in the consolidated statements of comprehensive income in the period in which the control of the services or goods are transferred to the customers within next twelve months.